Expense Example, No Redemption - FidelityMegaCapStockFund-AMCIZPRO - FidelityMegaCapStockFund-AMCIZPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2024 USD ($)
Fidelity Advisor Mega Cap Stock Fund - Class A
Expense Example, No Redemption:
1 Year	$ 659
3 Years	837
5 Years	1,029
10 Years	1,586
Fidelity Advisor Mega Cap Stock Fund - Class C
Expense Example, No Redemption:
1 Year	167
3 Years	517
5 Years	892
10 Years	1,738
Fidelity Advisor Mega Cap Stock Fund - Class M
Expense Example, No Redemption:
1 Year	460
3 Years	694
5 Years	945
10 Years	1,665
Fidelity Advisor Mega Cap Stock Fund - Class I
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	750
Fidelity Advisor Mega Cap Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604